Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2016 CNY (¥)
PROPERTY AND EQUIPMENT, NET [Abstract]
Electronic equipment			¥ 80,231		¥ 91,400
Furniture and office equipment			13,142		14,832
Leasehold improvements			30,141		36,346
Motor vehicles			1,434		1,097
Less: accumulated depreciation			(75,242)		(92,836)
Net book value	$ 7,650		49,706		¥ 50,839
Depreciation expenses	3,775	¥ 25,087	23,371	¥ 18,364
Loss on disposal of property and equipment	$ 18	¥ 117	¥ 372	¥ 104